UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Blue Ridge Capital Partners LLC
          ----------------------------------------------------------------------
Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William H. Williamson
          ----------------------------------------------------------------------
Title:    General Partner
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ William H. Williamson           Charlotte, NC                     5-14-2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        -------------------

Form 13F Information Table Entry Total:         52
                                        -------------------

Form 13F Information Table Value Total:      $99,596
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AFC Enterprises Inc        com         00104Q107        847    62,900     sole                                                62,900
Alcon Inc                  com         H01301102      2,195    53,500     sole                                                53,500
Amgen Inc                  com         031162100      2,170    37,700     sole                                                37,700
Anheuser Busch
  Companies Inc            com         035229103      2,052    44,026     sole                                                44,026
Ashland Inc                com         044204105      1,872    63,100     sole                                                63,100
Atmos Energy Corp          com         049560105      1,992    93,700     sole                                                93,700
Avery Denison Corp         com         053611109      1,473    25,100     sole                                                25,100
Bemis Inc                  com         081437105      2,247    53,426     sole                                                53,426
Berkshire Hathaway -
  CL A                     com         084670108      4,466        70     sole                                                    70
Caterpillar Inc            com         149123101      1,545    31,400     sole                                                31,400
Coca Cola Co               com         191216100      1,263    31,200     sole                                                31,200
Colgate Palmolive Co       com         194162103      2,397    44,026     sole                                                44,026
Comcast Corp-Special
  Cl A-new                 com         20030N200      2,162    78,650     sole                                                78,650
Danaher Corp               com         235851102      2,479    37,700     sole                                                37,700
Deere & Co                 com         244199105      1,853    47,200     sole                                                47,200
Dell Computer Corp         com         247025109      2,835   103,800     sole                                               103,800
Donaldson Co Inc           com         257651109      2,074    56,690     sole                                                56,690
Emerson Electric Co        com         291011104      1,855    40,900     sole                                                40,900
Expeditors Intl
  Wash Inc                 com         302130109      1,017    28,300     sole                                                28,300
Federal Express Corp       com         31428X106      1,732    31,450     sole                                                31,450
First Charter Corp-NC      com         319439105        840    48,527     sole                                                48,527
Harsco Corp                com         415864107        460    15,100     sole                                                15,100
Herley Industries Inc      com         427398102      1,515    88,105     sole                                                88,105
IDT Corp                   com         448947101      2,356   157,263     sole                                               157,263
Illinois Tool Works Inc    com         452308109      2,198    37,800     sole                                                37,800
Istar Financial Inc        com         45031U101      1,730    59,291     sole                                                59,291
Jefferson Pilot Corp       com         475070108      2,283    59,326     sole                                                59,326
Kansas CiTy Southn
  Inds Inc                 com         485170302      1,412   125,692     sole                                               125,692
Leucadia National Corp     com         527288104        922    25,800     sole                                                25,800
Molson Inc - A shs         com         608710307      2,869   125,059     sole                                               125,059
New York St Elec &
  Gas Corp                 com         29266M109      1,947   109,383     sole                                               109,383
Newell Rubbermaid Inc      com         651229106      2,230    78,652     sole                                                78,652
Northwest Natural
  Gas Co                   com         667655104      1,963    78,200     sole                                                78,200
Pactiv Corp                com         695257105      2,554   125,800     sole                                               125,800
Pall Corp                  com         696429307      1,886    94,300     sole                                                94,300
Pepsico Inc                com         713448108      2,013    50,326     sole                                                50,326
Piedmont Nat Gas Inc       com         720186105      2,762    77,486     sole                                                77,486
Praxair Inc                com         74005P104      2,481    44,026     sole                                                44,026
Radio One Inc              com         75040P108      1,667   125,909     sole                                               125,909
Scana Corp                 com         80589M102      2,067    69,100     sole                                                69,100
Sea Containers Ltd -
  Cl A                     com         811371707        398    57,676     sole                                                57,676
Sealed Air Corp New        com         81211K100      2,363    51,392     sole                                                51,392
Smithfield Foods Inc       com         832248108      2,228   125,754     sole                                               125,754
Southwest Gas Corp         com         844895102      1,633    80,253     sole                                                80,253
Supervalu Inc              com         868536103      1,462    94,300     sole                                                94,300
Univision Communica-
  tions Inc                com         914906102      1,926    78,600     sole                                                78,600
USA Interactive            com         902984103      1,096    40,900     sole                                                40,900
Vornado Realty Trust
  REIT                     com         929042109        426    11,900     sole                                                11,900
W. R. Berkeley Corp        com         084423102      2,021    47,172     sole                                                47,172
WGL Holdings Inc           com         92924F106      2,150    81,170     sole                                                81,170
XCEL Energy Inc            com         98389B100      3,223   251,619     sole                                               251,619
Zimmer Hldgs Inc           com         98956P102      1,989    40,900     sole                                                40,900